Equity Compensation (Details)	12 Months Ended
Dec. 31, 2013
Year 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.63%
Dividend yield	0.00%
Expected volatility	65.36%
Expected term (in months)	96 months
Year 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.42%
Dividend yield	0.00%
Expected volatility	61.12%
Expected term (in months)	96 months